Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS MIDCAP INDEX FUND INC
Central Index Key	0000875732
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Risk/Return:
Trading Symbol	PEOPX
DREYFUS MIDCAP INDEX FUND INC | DREYFUS MIDCAP INDEX FUND INC
Risk/Return:
Trading Symbol	PESPX
Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund
Risk/Return:
Trading Symbol	DISSX
Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund
Risk/Return:
Trading Symbol	DIISX